Equity - Reserves	6 Months Ended
Jun. 30, 2025
Equity - Reserves [Abstract]
Equity - reserves

Note 8. Equity - reserves

	June 30, 2025	December 31, 2024
	$	$
	Unaudited

Foreign currency reserve	(1,947,310)	(2,162,530)
Re-measurements reserve	(78,573)	(72,826)
	(2,025,883)	(2,235,356)

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the condensed interim financial statements of foreign operations to Australian dollars.

Re-measurement reserve

The reserve is used for remeasurements comprising actuarial gains and losses on the net defined benefit liability.

Movements in reserves

Movements in each class of reserve during the current financial half-year are set out below:

	Re-measurement	Foreign currency
Consolidated	reserve	reserve	Total
	$	$	$
	Unaudited	Unaudited	Unaudited

Balance on December 31, 2024	(72,826)	(2,162,530)	(2,235,356)
Foreign currency translation	-	215,220	215,220
Re-measurement of defined benefits plans	(5,747)	-	(5,747)
Balance on June 30, 2025	(78,573)	(1,947,310)	(2,025,883)